August 31, 2012

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Azzad Funds, File Nos. 333-20177 and 811-08021

Dear Sir/Madam:

On behalf of Azzad Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 21 to the Trust’s Registration Statement under the Securities Act of 1933.  The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933.  The main purpose of the filing is to provide current financial statements and other update information and to include a new sub-adviser.

If you have any questions, please contact Donald Mendelsohn at (513) 352-6546.

Very truly yours,

/s/ Thompson Hine

Thompson Hine LLP